Derivative financial instruments (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Derivative Financial Instruments 1		2,500,000
Derivative Financial Instruments 2		11,250,000
Derivative Financial Instruments 3		$ 12,028,383
Derivative Financial Instruments 4		170,500
Derivative Financial Instruments 5		1,921,568
Derivative Financial Instruments 6		$ 9,358
Derivative Financial Instruments 1	2,500,000
Derivative Financial Instruments 2	11,250,000
Derivative Financial Instruments 3	$ 0
Derivative Financial Instruments 4	708,900
Derivative Financial Instruments 5	0
Derivative Financial Instruments 6	$ (12,028,383)